Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 234,087
Deferred	(38,730)	$ (93,119)
State and local
Current	48,434
Deferred	(8,013)	(12,383)
Change in valuation allowance	101,829	$ 105,502
Income tax provision	$ 337,607